Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 22 – Commitments and Contingencies

Lease Commitments

The Company entered into a lease for office space located in Shenzhen, Guangdong, China for the period from November 21, 2018 to November 20, 2023 and then extended by one year. The Company’s commitments for minimum lease payment under these operating leases as of December 31, 2024 are listed in section “Note 16 – Leases”.

Other Commitment

In April 2024, Shanghai Feipeng borrowed, by pledging one of its newly acquired vehicles, a total amount of RMB 1,000,000 (approximately $137,000) from Mr. Lihui Wang. This borrowing is due in five years with an annual interest rate of 8.49%. As of December 31, 2024, the balance of this borrowing was $121,903.

Contingencies

From time to time, the Company is party to certain legal proceedings, as well as certain asserted and unasserted claims.

In accordance with ASC No. 450-20, “Loss Contingencies”, the Company will record accruals for above loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. There are no other material loss contingencies than above-mentioned ones for the years ended December 31, 2024 and 2023.